Related Party Transactions (Narrative) (Details)	12 Months Ended								1 Months Ended						1 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 China Minsheng Bank [Member] CNY	Feb. 29, 2012 China Minsheng Bank [Member] USD ($)	Feb. 29, 2012 China Minsheng Bank [Member] CNY	Dec. 31, 2011 China Minsheng Bank [Member] CNY	Feb. 29, 2012 China Minsheng Bank [Member] Maximum [Member]	Feb. 29, 2012 China Minsheng Bank [Member] Minimum [Member]	Dec. 31, 2012 RMB [Member] CNY	Dec. 31, 2011 RMB [Member] CNY	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] USD ($)	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] CNY	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] Maximum [Member]	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] Minimum [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Maximum [Member]	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Minimum [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] After Term Extended [Member]	Nov. 30, 2010 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] USD ($)	Nov. 30, 2010 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] Before Term Extended [Member]	Nov. 30, 2010 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] After Term Extended [Member]	Nov. 30, 2010 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] After Term Extended [Member]	Feb. 28, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] USD ($)	Feb. 28, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] Before Term Extended [Member]	Feb. 28, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] After Term Extended [Member]	Feb. 28, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] After Term Extended [Member]	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] USD ($)	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] Before Term Extended [Member]	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] After Term Extended [Member]	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] After Term Extended [Member]	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] USD ($)	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] Before Term Extended [Member]	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] After Term Extended [Member]	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] After Term Extended [Member]	Feb. 29, 2012 Shanda [Member] USD [Member] USD ($)	Feb. 29, 2012 Shanda [Member] USD [Member] CNY	Dec. 31, 2012 Shanda [Member] USD [Member] Before Term Extended [Member]	Dec. 31, 2012 Shanda [Member] USD [Member] After Term Extended [Member]	Dec. 31, 2012 Shanda and Companies under Common Control by Shanda [Member] USD ($)	Dec. 31, 2012 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2011 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2010 Shanda and Companies under Common Control by Shanda [Member] CNY
Related Party Transaction [Line Items]
Loans to related parties																									$ 80,700,000	503,000,000					$ 3,200,000	20,000,000					$ 48,200,000	300,000,000					$ 18,500,000	115,000,000					$ 160,000,000	1,005,700,000
Loans to related parties, due date																											September 2011		June 2013				August 2011		February 2013				August 2012		August 2013				February 2013		February 2014				February 2013	February 2014
Interest rates on loans to related parties																					6.71%	5.93%						5.68%		5.68%				6.71%		6.71%				5.93%		5.40%				5.93%		5.43%	3.00%	3.00%
Loans from related parties																	148,600,000	926,000,000	148,600,000	926,000,000
Interest rates on loans from related parties																	3.00%	3.00%	3.00%	3.00%
Loans from related parties, due date																							February 2013	February 2014
Short-term borrowings	237,940,000	1,482,387,000	858,849,000	0	980,538,000	156,000,000	980,500,000	0			1,482,300,000	858,800,000	156,000,000	980,500,000
Short-term borrowing, carried interest rate						6.00%	6.00%						6.00%	6.00%
Short-term investments pledged for bank borrowings							983,800,000				1,521,600,000	902,900,000		983,800,000
Short-term investments, carried interest rate									6.94%	5.46%					6.94%	5.46%
Interest income relating to Shanda's privatization	12,800,000	79,900,000
Interest expense relating to Shanda's privatization	12,600,000	78,700,000
Net interest income relating to Shanda's privatization	200,000	1,200,000
Interest income for loans to and from Shanda and companies under its common control																																																					13,400,000	83,711,000	32,490,000	1,997,000
Interest expense for loans to and from Shanda and companies under its common control																																																					4,300,000	26,787,000	12,150,000	11,059,000
Net interest income for loans to and from Shanda and companies under its common control																																																					$ 9,100,000	56,900,000